Condensed Consolidated Statements of Comprehensive Income (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Details
Net Income (Loss)	$ 11,128,379	$ 1,889,521
Net changes related to available-for-sale Securities
Unrealized gains (losses) during period	(3,151,688)	649,365
Income tax benefit (expense)	678,815	(172,087)
Net unrealized (losses) gains	(2,472,873)	477,278
Reclassification of (gains)/losses to Net Income (Loss)	398,459	0
Other Comprehensive Income (Loss)	(2,871,332)	477,278
Total Comprehensive Income	$ 8,257,047	$ 2,366,799